Changes in the Group structure (Tables)	12 Months Ended
Dec. 31, 2018
Marathon Oil Libya Limited
Major business combinations
Summary of purchase price allocation

(M$)	At the acquisition date
Intangible assets	485
Tangible assets	11
Other assets and liabilities	(69)
Net debt	24
Fair value of consideration transferred	451

Maersk Oil
Major business combinations
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	2,642
Intangible assets	4,166
Tangible assets	3,983
Other assets and liabilities	(3,126)
Including provision for site restitution	(2,003)
Including deferred tax	(657)
Net debt	(1,924)
Fair value of consideration transferred	5,741

Direct Energie
Major business combinations
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	1,282
Intangible assets	287
Tangible assets	1,259
Other assets and liabilities	(14)
Net debt	(1,042)
Net assets attributable to non-controlling interests	(132)
Fair value of consideration transferred	1,640

Engie's portfolio of LNG assets
Major business combinations
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	2,791
Intangible assets	7
Tangible assets	163
Other assets and liabilities	(1,007)
Net debt	(135)
Fair value of consideration transferred	1,819

Lapa and Iara concessions | Transfer of rights in the Lapa and Iara Concessions in Brazil
Major business combinations
Summary of purchase price allocation

(M$)	At the acquisition date
Intangible assets	1,054
Tangible assets	1,509
Other assets and liabilities	(126)
Net debt	(487)
Fair value of consideration transferred	1,950